Leases, Commitments, and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 6,636	$ 4,394
Operating lease liabilities	$ 6,501	$ 4,334
Operating lease discount rate	12.00%	12.00%